AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.8%
Long-Term Municipal Bonds – 92.9%
Ohio – 79.0%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$1,185,091
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2034	2,000	2,358,354
Series 2019 4.00%, 02/15/2039	1,000	1,180,750
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,065	1,238,439
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	564,724
5.00%, 12/01/2037	1,700	2,052,604
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	26,456
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2020 4.00%, 08/01/2041	1,100	1,274,842
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,355,855
Cleveland Municipal School District Series 2015-A 5.00%, 12/01/2033	3,000	3,237,590
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	2,006,615
Series 2020 4.00%, 12/01/2040	1,370	1,629,392
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,660,610
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	219,154
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	770	772,440
5.80%, 05/20/2044	1,150	1,153,151

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 07/01/2047	$865	$871,571
Series 2019 5.00%, 07/01/2049	160	161,967
County of Franklin OH (Trinity Health Corp.) Series 2017 5.00%, 12/01/2047	1,150	1,408,542
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,000	1,040,379
County of Hamilton OH Sewer System Revenue Series 2013-A 5.00%, 12/01/2031	4,305	4,754,953
County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	500	544,691
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	221,507
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)	450	228,802
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,169,249
Gallia County Local School District Series 2014 5.00%, 11/01/2029	2,000	2,284,112
Miami University/Oxford OH Series 2020-A 5.00%, 09/01/2036	1,000	1,306,504
Series 2021-A 5.00%, 09/01/2027-09/01/2028	1,530	1,941,983
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009-D 4.25%, 08/01/2029	1,065	1,066,680
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	105	107,245
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	711,318
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/2032	590	607,766
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034-07/01/2042	3,365	4,032,445

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Series 2021-A 5.00%, 12/01/2039	$1,500	$2,005,614
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	484,957
State of Ohio (Premier Health Partners Obligated Group) Series 2020 4.00%, 11/15/2040-11/15/2041	2,035	2,326,300
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2020-A 4.00%, 01/15/2038	800	939,479
Summit County Development Finance Authority (County of Summit OH Lease) Series 2012 5.00%, 12/01/2025	3,210	3,400,699
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/2021	1,270	1,292,008
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	3,080	3,385,987

		58,210,825

Alabama – 0.3%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 4.50%, 05/01/2032(a)	93	101,377
5.25%, 05/01/2044(a)	100	117,543

		218,920

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	183,840

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	120,178

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	230,651

	Principal Amount (000)	U.S. $ Value

State of California Series 2004 5.25%, 04/01/2029	$5	$5,021

		235,672

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	415	482,928

Florida – 2.0%
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,300	1,470,405

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2059	100	120,761

Guam – 2.2%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	104,935
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	694,232
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2038	690	798,738

		1,597,905

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	110	106,348

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	300	315,576

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	59,010

New York – 2.8%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,243,460

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	$500	$794,839

		2,038,299

North Carolina – 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	402,392

Puerto Rico – 1.1%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	117,269
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	240	269,135
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	255	263,288
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	100	87,822
Series 2019-A 4.329%, 07/01/2040	70	79,399

		816,913

Tennessee – 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	124,235
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Belmont University) Series 2012 5.00%, 11/01/2029	630	634,604

		758,839

Texas – 1.7%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	259,079
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	226,399

	Principal Amount (000)	U.S. $ Value

North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2034	$700	$802,421

		1,287,899

Total Long-Term Municipal Bonds (cost $64,302,295)		68,426,710

Short-Term Municipal Notes – 2.9%
Ohio – 2.9%
Columbus Regional Airport Authority Series 2006 0.02%, 12/01/2036(b)	1,055	1,055,000
State of Ohio Series 2004 0.01%, 02/01/2023(b)	1,100	1,100,000

Total Short-Term Municipal Notes (cost $2,155,000)		2,155,000

Total Municipal Obligations (cost $66,457,295)		70,581,710

	Shares

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $2,444,022)	2,444,022	2,444,022

Total Investments – 99.1% (cost $68,901,317)(f)		73,025,732
Other assets less liabilities – 0.9%		684,228

Net Assets – 100.0%		$73,709,960

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	460	01/15/2025	2.565%	CPI#	Maturity	$15,445	$—	$15,445
USD	230	01/15/2025	2.585%	CPI#	Maturity	7,527	—	7,527
USD	230	01/15/2025	2.613%	CPI#	Maturity	7,257	—	7,257
USD	2,020	01/15/2028	1.230%	CPI#	Maturity	264,571	—	264,571
USD	1,520	01/15/2028	0.735%	CPI#	Maturity	260,234	—	260,234
USD	180	01/15/2030	1.572%	CPI#	Maturity	21,758	—	21,758
USD	180	01/15/2030	1.587%	CPI#	Maturity	21,472	—	21,472
USD	380	01/15/2031	2.680%	CPI#	Maturity	4,097	—	4,097
USD	200	04/15/2032	CPI#	2.722%	Maturity	488	—	488
USD	156	02/15/2041	CPI#	2.500%	Maturity	(1,484)	—	(1,484)
USD	154	02/15/2041	CPI#	2.505%	Maturity	(1,277)	—	(1,277)
USD	150	02/15/2041	CPI#	2.553%	Maturity	523	—	523
USD	240	02/15/2051	CPI#	2.290%	Maturity	(19,476)	—	(19,476)

						$581,135	$—	$581,135

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,040	02/15/2025	3 Month LIBOR	0.344%	Quarterly/ Semi-Annual	$(18,982)	$—	$(18,982)
USD	500	02/15/2036	3 Month LIBOR	1.576%	Quarterly/ Semi-Annual	3,395	—	3,395
USD	120	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(8,463)	—	(8,463)

						$(24,050)	$—	$(24,050)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.120%	SIFMA*	Quarterly	$(24,163)	$—	$(24,163)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	(24,681)	—	(24,681)

							$(48,844)	$—	$(48,844)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $1,439,373 or 2.0% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,962,969 and gross unrealized depreciation of investments was $(330,313), resulting in net unrealized appreciation of $4,632,656.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

AB Municipal Income Fund II

AB Ohio Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$68,426,710	$—	$68,426,710
Short-Term Municipal Notes	—	2,155,000	—	2,155,000
Short-Term Investments	2,444,022	—	—	2,444,022

Total Investments in Securities	2,444,022	70,581,710	—	73,025,732
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	603,372	—	603,372
Centrally Cleared Interest Rate Swaps	—	3,395	—	3,395
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(22,237)	—	(22,237)
Centrally Cleared Interest Rate Swaps	—	(27,445)	—	(27,445)
Interest Rate Swaps	—	(48,844)	—	(48,844)

Total	$2,444,022	$71,089,951	$—	$73,533,973

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2021 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,925	$3,830	$4,311	$2,444	$0	**

**	Amount less than $500.